Expense Example - iShares iBonds Dec 2034 Term Muni Bond ETF - iShares iBonds Dec 2034 Term Muni Bond ETF	Feb. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	$ 58